Merger, Acquisitions and Discontinued Operations - Impact of acquisitions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Combination, Separately Recognized Transactions [Line Items]
Revenue	$ 422,022	$ 446,557	$ 940,793	$ 948,543	$ 1,257,616	$ 997,018
Net (loss) income	$ 12,609	$ 6,016	$ (4,072)	$ (15,448)	$ (840)	$ 5,792
Net (loss) income per common share - basic and diluted (usd per share)					$ (2.25)	$ 0.27
CCS
Business Combination, Separately Recognized Transactions [Line Items]
Revenue					$ 76,029
Net (loss) income					(613)
William Charles
Business Combination, Separately Recognized Transactions [Line Items]
Revenue					49,607
Net (loss) income					$ 2,256